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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09064

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            Airport Corporate Center, One Corporate Drive, Suite 101,
                            Bohemia, New York 11716
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            PFM Asset Management LLC
            Airport Corporate Center, One Corporate Drive, Suite 101,
                            Bohemia, New York 11716
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (631) 467-0200

Date of fiscal year end: 9/30/06

Date of reporting period: Quarter ended 6/30/06

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The Cadre Institutional Investors Trust (the "Trust") is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, SweepCash Fund - U.S. Government Series, SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The SweepCash Fund - U.S. Government Series and SweepCash Fund - Money Market Series have not yet commenced operations.

The Cadre Liquid Asset Fund - Money Market Series and the Cadre Reserve Fund - Money Market Series (collectively the "Money Market Feeder Funds") invest all of their investable assets in the Money Market Portfolio (the "Money Market Master Portfolio"). The Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds' investments in the Money Market Master Portfolio reflects each Fund's proportionate interest in the net assets of the Money Market Master Portfolio.

The Cadre Reserve Fund - U.S. Government Series invests all of its investable assets in the U.S. Government Money Market Portfolio (the "U.S. Government Master Portfolio"). The U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Cadre Reserve Fund - U.S. Government Series. The value of the Cadre Reserve Fund - U.S. Government Series' investment in the U.S. Government Master Portfolio reflects its proportionate interest in the net assets of the U.S. Government Master Portfolio.

As the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series invest all of their investable assets in the Money Market Master Portfolio and U.S. Government Master Portfolio, respectively, the Schedule of Investments for the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series have been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio and U.S. Government Master Portfolio as of June 30, 2006 are as follows:

Cadre Institutional Investors Trust Money Market Portfolio
Schedule of Investments
June 30, 2006
(Unaudited)

                                                                                   Face
                                                                                  Amount           Value
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER (25.36%)
Atlantis One Funding Corp.
          5.11%      7/7/06  ...............................................  $   50,000,000    $   49,957,584
Grampian Funding LLC
          5.27%     7/13/06  ...............................................      40,000,000        39,930,000
Kitty Hawk Funding Corp.
          5.24%     7/17/06  ...............................................      50,000,000        49,884,000
          5.25%     7/19/06  ...............................................      27,243,000        27,171,760
Ranger Funding Co. LLC
          5.28%     7/27/06  ...............................................      81,270,000        80,961,851
Sheffield Receivable Corp.
          5.22%     7/17/06  ...............................................      35,000,000        34,919,111
          5.33%      8/3/06  ...............................................      50,000,000        49,757,083
Tulip Funding Corp.
          5.22%     7/14/06  ...............................................      50,000,000        49,906,111
Yorktown Capital LLC
          5.12%      7/7/06  ...............................................      34,896,000        34,866,338
                                                                                                --------------
Total Asset-Backed Commercial Paper ..........................................................     417,353,838
                                                                                                --------------

COMMERCIAL PAPER (53.34%)
AIG Funding, Inc.
          5.29%     7/17/06  ...............................................      39,500,000        39,407,482
Bear Stearns Co.
          5.37%     9/18/06  ...............................................      80,000,000        80,000,000
Citigroup Funding, Inc.
          5.28%     7/26/06  ...............................................      35,000,000        34,872,153
          5.28%      8/4/06  ...............................................      50,000,000        49,752,083
CS First Boston
          5.29%     7/26/06  ...............................................      85,000,000        84,688,924
Dankse Corp.
          5.30%     7/31/06  ...............................................      85,000,000        84,626,708
Dexia Delaware LLC
          5.31%      8/8/06  ...............................................      85,000,000        84,526,267
Goldman Sachs Group
          5.24%     7/14/06  ...............................................      80,000,000        80,000,000
Merrill Lynch & Co.
          5.27%      7/6/06  ...............................................      50,000,000        49,963,472
Morgan Stanley Dean Witter
        * 5.18%     7/10/06  ...............................................      65,000,000        65,000,000
        * 5.15%     2/26/07  ...............................................      15,000,000        15,000,000
Rabobank USA Finance Corp.
          5.28%     9/29/06  ...............................................      29,942,000        29,554,251
Toronto Dominion
          5.29%     7/26/06  ...............................................      85,000,000        84,689,219
Toyota Motor Credit
          5.29%      8/7/06  ...............................................      85,000,000        84,541,354
UBS Finance Delaware LLC
          5.12%     7/11/06  ...............................................      11,117,000        11,101,282
                                                                                                --------------
Total Commercial Paper .......................................................................     877,723,195
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (18.79%)
Fannie Mae Mortgage-Backed Security Discount Notes
          5.07%      8/1/06  ...............................................      68,000,000        67,707,222
Fannie Mae Notes
          4.02%     7/12/06  ...............................................       4,700,000         4,698,943
        * 5.08%     7/17/06  ...............................................      40,000,000        39,999,739
Fannie Mae Notes (Callable)
          4.16%     7/28/06  ...............................................       6,000,000         5,991,333
          4.77%     1/12/07  ...............................................      35,000,000        34,679,953
          4.82%     1/12/07  ...............................................      20,000,000        19,869,064
          5.67%     7/16/07  ...............................................      15,000,000        14,982,371
Federal Home Loan Bank Notes (Callable)
          4.74%    12/12/06  ...............................................      15,150,000        15,003,033
          5.17%      3/5/07  ...............................................      30,000,000        29,940,326
Freddie Mac Discount Notes
          5.13%     3/16/07  ...............................................      14,600,000        14,358,002
          5.50%      7/9/07  ...............................................      62,000,000        62,000,000
                                                                                                --------------
Total U.S. Government and Agency Obligations .................................................     309,229,986
                                                                                                --------------

REPURCHASE AGREEMENTS (2.30%)
Goldman Sachs
          5.22%      7/3/06  ...............................................      37,880,000        37,880,000
          (Dated 6/30/06, repurchase price $37,896,478, collateralized by Fannie Mae securities, 2.38%, maturing 2/15/07, market value $38,637,798)
                                                                                                --------------
Total Repurchase Agreements ..................................................................      37,880,000
                                                                                                --------------
TOTAL INVESTMENTS (99.79%)....................................................................   1,642,187,019
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.21%)...........................................       3,394,767
                                                                                                --------------
NET ASSETS (100.00%)..........................................................................  $1,645,581,786
==============================================================================================================

* Floating Rate Note, rate shown is that which was in effect at June 30, 2006.

Cadre Institutional Investors Trust U.S. Government Money Market Portfolio Schedule of Investments
June 30, 2006
(Unaudited)

                                                                                   Face
                                                                                  Amount           Value
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (79.06%)
Fannie Mae Discount Notes
          5.22%     2/23/07  ...............................................  $    5,000,000    $    4,835,087
Fannie Mae Mortgage-Backed Security Discount Notes
          4.99%      7/3/06  ...............................................      43,854,400        43,842,291
          5.07%      8/1/06  ...............................................      15,000,000        14,935,417
          5.23%      8/1/06  ...............................................      30,000,000        29,874,092
          5.33%      3/1/07  ...............................................       5,000,000         4,827,200
Fannie Mae Notes
          3.99%     7/12/06  ...............................................         600,000           599,870
        * 5.08%     7/17/06  ...............................................      20,000,000        19,999,868
          4.70%     9/28/06  ...............................................       5,420,000         5,395,763
          4.78%     1/12/07  ...............................................       5,000,000         4,954,147
Fannie Mae Notes (Callable)
          5.22%     4/25/07  ...............................................       1,924,000         1,908,637
Federal Home Loan Bank Notes
          5.11%     3/27/07  ...............................................       5,000,000         4,996,035
Federal Home Loan Bank Notes (Callable)
          4.18%      7/7/06  ...............................................       5,550,000         5,548,061
          5.09%      7/7/06  ...............................................       3,000,000         2,998,475
          4.84%     11/6/06  ...............................................       7,000,000         6,952,544
          5.17%      3/5/07  ...............................................       5,000,000         4,990,055
Freddie Mac Discount Notes
          5.09%      7/7/06  ...............................................       2,900,000         2,898,552
          5.35%     8/15/06  ...............................................       8,400,000         8,372,932
        * 4.00%     9/22/06  ...............................................       1,500,000         1,496,366
          4.74%    11/28/06  ...............................................       5,000,000         4,957,861
          5.50%      7/9/07  ...............................................       3,000,000         3,000,000
                                                                                                --------------
Total U.S. Government and Agency Obligations .................................................     177,383,253
                                                                                                --------------

REPURCHASE AGREEMENTS (33.93%)
Goldman Sachs
          5.22%      7/3/06  ...............................................      26,125,000        26,125,000
          (Dated 6/30/06, repurchase price $26,136,364 collateralized by Federal Home
          Loan Bank securities, 0%, maturing 9/22/06, market value $26,648,146)
Morgan Stanley
          5.30%      7/3/06  ...............................................      50,000,000        50,000,000
          (Dated 6/30/06, repurchase price $50,022,083 collateralized by Fannie Mae securities, 4.5% to 7.5%, maturing 4/1/20 to 5/1/36, market value $38,767,287;
          and by Freddie Mac securities, 4.5% to 7%, maturing 10/1/20 to 5/1/36, market value $12,477,737)
                                                                                                --------------
Total Repurchase Agreements ..................................................................      76,125,000
                                                                                                --------------
TOTAL INVESTMENTS (112.99%)...................................................................     253,508,253
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-12.99%)**.......................................     (29,148,030)
                                                                                                --------------
NET ASSETS (100.00%)..........................................................................  $  224,360,223
==============================================================================================================

* Floating Rate Note, rate shown is that which was in effect at June 30, 2006.

** Includes a $29,874,092 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATIONS OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust

By (Signature and Title)*           /s/ Martin P. Margolis
                         -------------------------------------------------------
                                        Martin P. Margolis, President
Date    8/25/2006
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Martin P. Margolis
                         -------------------------------------------------------
                                        Martin P. Margolis, President
Date    8/25/2006
      --------------

By (Signature and Title)*           /s/ Debra J. Goodnight
                          ------------------------------------------------------
                                        Debra J. Goodnight, Treasurer
Date    8/28/2006
      --------------

* Print the name and title of each signing officer under his or her signature.